Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (3.8%)
	Newmont Corp.	7,233,852	349,250
	International Paper Co.	3,377,408	180,185
	Nucor Corp.	1,479,905	178,092
	International Flavors & Fragrances Inc.	1,641,329	127,383
	LyondellBasell Industries NV Class A	1,667,580	117,398
	Avery Dennison Corp.	507,146	90,257
	Steel Dynamics Inc.	464,239	58,067
	CF Industries Holdings Inc.	544,131	42,524
			1,143,156
Consumer Discretionary (10.1%)
	Ford Motor Co.	24,988,314	250,633
	Electronic Arts Inc.	1,673,121	241,799
	DR Horton Inc.	1,820,170	231,398
	eBay Inc.	3,075,011	208,270
	Delta Air Lines Inc.	4,146,793	180,800
	Darden Restaurants Inc.	752,106	156,258
	Lennar Corp. Class A	1,358,087	155,881
*	Warner Bros Discovery Inc.	14,175,575	152,104
	General Motors Co.	3,193,754	150,202
*	United Airlines Holdings Inc.	2,010,773	138,844
	PulteGroup Inc.	1,299,082	133,546
	Southwest Airlines Co.	3,804,640	127,760
	Dollar General Corp.	1,411,761	124,136
	Genuine Parts Co.	890,906	106,142
	Omnicom Group Inc.	1,262,534	104,677
*	Dollar Tree Inc.	1,311,424	98,449
	Best Buy Co. Inc.	1,235,174	90,921
	Estee Lauder Cos. Inc. Class A	1,352,868	89,289
	News Corp. Class A	3,171,925	86,340
	Fox Corp. Class A	1,448,441	81,982
*	NVR Inc.	9,111	66,004
	Fox Corp. Class B	550,715	29,028
	Lennar Corp. Class B	122,627	13,375
	News Corp. Class B	46,751	1,420
			3,019,258
Consumer Staples (10.9%)
	Cencora Inc.	1,119,259	311,255
	Kenvue Inc.	12,268,976	294,210
	Kroger Co.	4,180,836	283,001
	Corteva Inc.	4,443,878	279,653
	Keurig Dr Pepper Inc.	7,838,872	268,246
	Sysco Corp.	3,140,822	235,687
	General Mills Inc.	3,538,536	211,569
	Constellation Brands Inc. Class A	986,033	180,957
	Kraft Heinz Co.	5,369,855	163,405
	Kimberly-Clark Corp.	1,064,715	151,424
	Archer-Daniels-Midland Co.	3,079,516	147,847
	Kellanova	1,773,168	146,269
	McCormick & Co. Inc. (Non-Voting)	1,621,147	133,436
	Tyson Foods Inc. Class A	1,837,410	117,245
	Clorox Co.	790,837	116,451
	Hershey Co.	474,383	81,134
	Brown-Forman Corp. Class B	1,867,748	63,391
	Hormel Foods Corp.	1,938,652	59,982
	Brown-Forman Corp. Class A	253,754	8,493
			3,253,655
Energy (7.4%)
	ONEOK Inc.	4,007,980	397,672
	Cheniere Energy Inc.	1,364,033	315,637
	Baker Hughes Co.	6,356,109	279,351
	Valero Energy Corp.	2,021,990	267,044

		Shares	Market Value ($000)
	Williams Cos. Inc.	3,913,925	233,896
	Occidental Petroleum Corp.	4,217,405	208,171
	Kinder Morgan Inc.	6,062,233	172,956
	Marathon Petroleum Corp.	1,003,301	146,171
	Halliburton Co.	5,015,163	127,235
	Devon Energy Corp.	2,083,061	77,906
			2,226,039
Financials (17.4%)
	Arthur J Gallagher & Co.	1,635,057	564,487
	Allstate Corp.	1,701,299	352,288
	Ameriprise Financial Inc.	617,065	298,727
	Discover Financial Services	1,615,194	275,714
	Prudential Financial Inc.	2,272,488	253,791
	Hartford Insurance Group Inc.	1,832,071	226,682
	Nasdaq Inc.	2,953,912	224,084
	Arch Capital Group Ltd.	2,294,547	220,690
	Willis Towers Watson plc	639,979	216,281
	M&T Bank Corp.	1,054,970	188,576
	Fifth Third Bancorp	4,272,896	167,497
	American International Group Inc.	1,904,392	165,568
	Raymond James Financial Inc.	1,183,921	164,458
	State Street Corp.	1,759,255	157,506
	Cboe Global Markets Inc.	672,114	152,093
	Cincinnati Financial Corp.	1,004,768	148,424
	Huntington Bancshares Inc.	9,332,374	140,079
	T. Rowe Price Group Inc.	1,429,176	131,298
	W R Berkley Corp.	1,825,873	129,929
	Regions Financial Corp.	5,812,458	126,305
	Principal Financial Group Inc.	1,448,038	122,171
	Northern Trust Corp.	1,193,539	117,743
	KeyCorp	7,094,455	113,440
	Citizens Financial Group Inc.	2,665,906	109,222
	Fidelity National Financial Inc.	1,668,818	108,607
	Loews Corp.	1,093,554	100,509
	Everest Group Ltd.	275,903	100,244
*	Markel Group Inc.	38,942	72,806
	Corebridge Financial Inc.	1,606,115	50,705
			5,199,924
Health Care (5.7%)
	GE HealthCare Technologies Inc.	2,788,918	225,094
	Cardinal Health Inc.	1,550,822	213,657
	Humana Inc.	774,465	204,924
*	Centene Corp.	3,184,293	193,318
	Zimmer Biomet Holdings Inc.	1,277,939	144,637
*	Biogen Inc.	939,601	128,575
	Labcorp Holdings Inc.	537,309	125,053
	Quest Diagnostics Inc.	712,403	120,539
	Baxter International Inc.	3,284,185	112,418
	Royalty Pharma plc Class A	2,364,535	73,608
	STERIS plc	315,412	71,488
*	Hologic Inc.	720,306	44,493
	Viatris Inc.	3,831,101	33,369
*	Moderna Inc.	557,153	15,795
			1,706,968
Industrials (17.8%)
	CRH plc	4,342,399	382,001
	Carrier Global Corp.	5,268,868	334,046
	PACCAR Inc.	3,368,926	328,032
	Cummins Inc.	882,564	276,631
	United Rentals Inc.	419,226	262,729
	Otis Worldwide Corp.	2,545,433	262,689
	Fidelity National Information Services Inc.	3,400,389	253,941
	L3Harris Technologies Inc.	1,208,828	253,020
	Ferguson Enterprises Inc.	1,283,520	205,658
	Westinghouse Air Brake Technologies Corp.	1,096,798	198,904
	DuPont de Nemours Inc.	2,415,415	180,383
	Johnson Controls International plc	2,118,838	169,740
*	Keysight Technologies Inc.	1,110,016	166,247

		Shares	Market Value ($000)
	Fortive Corp.	2,184,636	159,872
	PPG Industries Inc.	1,456,891	159,311
	Dow Inc.	4,493,636	156,918
	Global Payments Inc.	1,589,623	155,656
	Dover Corp.	880,937	154,763
	Synchrony Financial	2,495,742	132,125
	Packaging Corp. of America	576,510	114,160
	Snap-on Inc.	336,346	113,352
	Expeditors International of Washington Inc.	886,255	106,572
	Ingersoll Rand Inc.	1,293,915	103,552
	Jacobs Solutions Inc.	786,764	95,112
	Masco Corp.	1,360,637	94,619
	Ball Corp.	1,815,511	94,534
	Rockwell Automation Inc.	362,905	93,767
*	Zebra Technologies Corp. Class A	329,831	93,197
	Hubbell Inc. Class B	172,241	56,996
	TransUnion	626,320	51,978
*	Trimble Inc.	789,103	51,805
	Textron Inc.	586,062	42,343
			5,304,653
Real Estate (8.2%)
	Digital Realty Trust Inc.	2,161,090	309,663
	Crown Castle Inc.	2,789,618	290,762
*	CBRE Group Inc. Class A	1,926,104	251,896
	VICI Properties Inc. Class A	6,696,637	218,444
	AvalonBay Communities Inc.	913,159	195,982
	Equity Residential	2,315,698	165,758
	Simon Property Group Inc.	994,904	165,234
	Iron Mountain Inc.	1,885,651	162,241
	Weyerhaeuser Co.	4,657,595	136,374
	Essex Property Trust Inc.	412,954	126,599
	Mid-America Apartment Communities Inc.	750,493	125,768
	Alexandria Real Estate Equities Inc.	1,111,139	102,792
	Ventas Inc.	1,403,098	96,477
	Healthpeak Properties Inc.	2,245,074	45,395
	WP Carey Inc.	702,459	44,332
			2,437,717
Technology (6.7%)
	TE Connectivity plc	1,915,298	270,670
	Corning Inc.	4,948,768	226,555
	Cognizant Technology Solutions Corp. Class A	2,809,577	214,933
	HP Inc.	6,053,438	167,620
	Microchip Technology Inc.	3,452,455	167,133
	CDW Corp.	850,546	136,308
	Hewlett Packard Enterprise Co.	8,431,529	130,098
	NetApp Inc.	1,305,197	114,648
	SS&C Technologies Holdings Inc.	1,351,660	112,904
*	Zoom Communications Inc.	1,514,453	111,721
	Gen Digital Inc.	3,561,611	94,525
*	Western Digital Corp.	2,232,893	90,276
	Leidos Holdings Inc.	421,017	56,812
*	ON Semiconductor Corp.	1,352,632	55,039
*	Akamai Technologies Inc.	482,617	38,851
			1,988,093
Utilities (11.9%)
	Exelon Corp.	6,450,424	297,236
	Xcel Energy Inc.	3,821,625	270,533
	Public Service Enterprise Group Inc.	3,200,522	263,403
	Consolidated Edison Inc.	2,265,994	250,596
	Entergy Corp.	2,762,997	236,209
	PG&E Corp.	13,718,934	235,691
	WEC Energy Group Inc.	2,039,686	222,285
	American Water Works Co. Inc.	1,251,328	184,596
	Ameren Corp.	1,710,864	171,771
	PPL Corp.	4,503,051	162,605
	DTE Energy Co.	1,129,101	156,121
	Dominion Energy Inc.	2,734,458	153,321
	CenterPoint Energy Inc.	4,183,958	151,585

			Shares	Market Value ($000)
		Edison International	2,485,137	146,424
		Eversource Energy	2,354,445	146,235
		CMS Energy Corp.	1,918,173	144,074
		FirstEnergy Corp.	3,514,486	142,055
		Alliant Energy Corp.	1,647,928	106,044
		NiSource Inc.	1,508,688	60,483
		Evergy Inc.	700,756	48,317
				3,549,584
Total Common Stocks (Cost $22,012,887)				29,829,047
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $8,660)	4.342%	86,648	8,664
Total Investments (99.9%) (Cost $22,021,547)				29,837,711
Other Assets and Liabilities—Net (0.1%)				42,139
Net Assets (100%)				29,879,850
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	20	5,653	(21)
E-mini S&P Mid-Cap 400 Index	June 2025	36	10,579	(72)
				(93)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cognizant Technology Solutions Corp. Class A	8/29/25	BANA	30,499	(4.337)	—	(2,603)
United Airlines Holdings Inc.	8/29/25	BANA	9,381	(4.337)	—	(2,507)
					—	(5,110)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	29,829,047	—	—	29,829,047
Temporary Cash Investments	8,664	—	—	8,664
Total	29,837,711	—	—	29,837,711

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(93)	—	—	(93)
Swap Contracts	—	(5,110)	—	(5,110)
Total	(93)	(5,110)	—	(5,203)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.